Segment Information - Total Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total assets	$ 8,621,689	$ 6,984,494
Drybulk Segment (Member)
Total assets	2,124,848	2,470,323	2,680,421
Tanker Segment (Member)
Total assets	430,195	124,266	0
Drilling Rigs Segment (Member)
Total assets	$ 6,066,646	$ 4,389,905	$ 3,126,574